Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($) shares	MXN ($) shares
Balances at Dec. 31, 2021	$ 297,782	$ 29,786	$ 327,568	$ 1,028,188	$ 9,702,141	$ (1,936)	$ 10,728,393	$ 11,055,961	$ 182,271		$ 11,238,232
Balances (in shares) at Dec. 31, 2021 | shares	386,169,425
Increased reserve for repurchase of shares				471,812	(471,812)
Dividends paid					(6,602,598)		(6,602,598)	(6,602,598)	(13,200)		(6,615,798)
Consolidated comprehensive income					3,900,967	14,881	3,915,848	3,915,848	16,338		3,932,186
Balances at Dec. 31, 2022	$ 297,782	29,786	327,568	1,500,000	6,528,698	12,945	8,041,643	8,369,211	185,409		$ 8,554,620
Balances (in shares) at Dec. 31, 2022 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(3,712,104)		(3,712,104)	(3,712,104)	(25,950)		$ (3,738,054)
Consolidated comprehensive income					5,011,842	1,510	5,013,352	5,013,352	8,584		5,021,936
Balances at Dec. 31, 2023	$ 297,782	29,786	327,568	1,500,000	7,828,436	14,455	9,342,891	9,670,459	168,043		$ 9,838,502
Balances (in shares) at Dec. 31, 2023 | shares	386,169,425									386,169,425	386,169,425
Dividends paid					(4,207,053)		(4,207,053)	(4,207,053)	(13,600)		$ (4,220,653)
Capital Reimbursement									(2,400)		(2,400)
Consolidated comprehensive income					4,928,804	(7,436)	4,921,368	4,921,368	7,420	$ 237,118	4,928,788
Balances at Dec. 31, 2024	$ 297,782	$ 29,786	$ 327,568	$ 1,500,000	$ 8,550,187	$ 7,019	$ 10,057,206	$ 10,384,774	$ 159,463	$ 507,271	$ 10,544,237
Balances (in shares) at Dec. 31, 2024 | shares	386,169,425									386,169,425	386,169,425